Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

As of September 30, 2024 and December 31, 2023, Intangible Assets, net consists of:

	September 30, 2024	December 31, 2023
Patents	$225,485	$185,595
Website Development Costs	104,622	79,248
Intangible Assets, at cost	330,107	264,843
Accumulated Amortization	(65,756)	(37,585)
Intangible Assets, net	$264,351	$227,258

During the three months ended September 30, 2024 and 2023, the Company capitalized website development-related costs of $3,299 and $12,283, respectively, in connection with the upgrade and enhancement of functionality of the corporate website at www.60degreespharma.com ($25,374 and $52,178 for the nine months ended September 30, 2024 and 2023, respectively). Amortization expenses for the three months ended September 30, 2024 and 2023 were in the amounts of $10,325 and $7,414, respectively ($28,004 and $20,606 for the nine months ended September 30, 2024 and 2023, respectively). During the three months ended September 30, 2024 and 2023, there were write-downs for expired or obsolete patents of $2,922 and $0, respectively ($11,300 and $0 for the nine months ended September 30, 2024 and 2023, respectively).

The following table summarizes the estimated future amortization expense for our patents and website development costs as of September 30, 2024:

Period	Patents	Website Development Costs
2024 (remaining three months)	$1,753	$8,718
2025	7,010	31,761
2026	7,010	12,432
2027	7,010	3,094
2028	7,010	-
Thereafter	51,106	-
Total	$80,899	$56,005

The Company has recorded $128,722 in capitalized patent expenses that will become amortizable as the patents they are associated with are awarded.

5. INTANGIBLE ASSETS

As of December 31, 2023 and 2022, Intangible Assets, net consist of:

	December 31, 2023	December 31, 2022
Patents	$185,595	$145,613
Website Development Costs	79,248	27,070
Intangible Assets, at cost	264,843	172,683
Accumulated Amortization	(37,585)	(8,428)
Intangible Assets, net	$227,258	$164,255

During the years ended December 31, 2023 and 2022, the Company capitalized website development or related costs of $52,178 and $27,070, respectively, in connection with the upgrade and enhancement of functionality of the corporate website at www. 60degreespharma.com. Amortization expense for the years ended December 31, 2023, and 2022 was in the amount of $29,157 and $5,118, respectively.

The following table summarizes the estimated future amortization expense for our patents and website development costs as of December 31, 2023:

Period	Patents	Website Development Costs
2024	$6,612	$26,416
2025	6,612	23,303
2026	6,612	3,974
2027	6,612	-
2028	6,612	-
Thereafter	41,817	-
Total	$74,877	$53,693

The Company additionally has $93,545 in capitalized patent expenses that will become amortizable as the patents they are associated with are awarded.